Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of potential dilutive securities denominated in ordinary shares equivalents that were excluded from the computation of diluted earnings (loss) per share
		Year ended December 31,
		2020	2019	2018
SPAC Warrants	See Note 20	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 13	1,500,000	—	—
December 2020 Convertible Debenture	See Note 12	800,000	—	—
December 2020 Series A Warrant	See Note 12	1,200,000	—	—
December 2020 Series B Warrant	See Note 12	5,000,000	—	—
December 2020 Series C Warrant	See Note 12	7,500,000	—	—

Schedule of activities of the crypto currencies
Crypto currencies at December 31, 2020	$—
Additions of crypto currencies	201,152
Realized gain on sale of crypto currencies	—
Impairment of crypto currencies	—
Sale of crypto currencies	—
Crypto currencies at June 30, 2021	$201,152

Schedule of potential dilutive securities denominated in ordinary shares equivalents that were excluded from the computation of diluted earnings (loss) per share
		Six Months Ended June30,
		2021	2020
SPAC Warrants	See Note 21	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 15	1,500,000	—
Convertible Debenture	See Note 13	800,000	—
December 2020 Warrants	See Note 13	13,700,000	—
Series A Convertible Preferred Shares	See Note 14	2,333,333	—
February 2021 Warrants	See Note 14	26,666,667	—